Leases (Narrative) (Detail) (USD $)	12 Months Ended
	Jun. 25, 2014	Jun. 26, 2013
Leases [Abstract]
Capital Leased Assets, Gross	$ 39,000,000	$ 39,000,000
Capital lease accumulated amortization	$ 20,100,000	$ 18,200,000
Minimum lease renewal term at Company's option, years	1 year
Maximum lease renewal term at Company's option, years	30 years